Background, Organization, and Summary of Significant Accounting Policies - Summary of Intangible Assets (Details) - Centuri - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 180,576	$ 179,854
Accumulated Amortization	(40,392)	(29,343)
Net Carrying Amount	140,184	150,511
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	154,757	154,186
Accumulated Amortization	(29,237)	(20,735)
Net Carrying Amount	125,520	133,451
Trade names and trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	23,618	23,353
Accumulated Amortization	(8,954)	(6,754)
Net Carrying Amount	14,664	16,599
Customer contracts backlog
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	270	270
Accumulated Amortization	(270)	(252)
Net Carrying Amount	0	18
Noncompete agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,931	2,045
Accumulated Amortization	(1,931)	(1,602)
Net Carrying Amount	$ 0	$ 443